FMI Common Stock Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Commercial Services Sector - 8.0%
Miscellaneous Commercial Services - 6.7%
FTI Consulting Inc. (a)	470,000	$70,034,700
Huron Consulting Group, Inc. (a)	635,000	57,251,600
		127,286,300
Personnel Services - 1.3%
Robert Half, Inc.	795,000	24,406,500
Total Commercial Services Sector		151,692,800

Consumer Durables Sector - 9.4%
Homebuilding - 4.2%
Cavco Industries, Inc. (a)	130,000	79,869,400

Recreational Products - 5.2%
Hayward Holdings, Inc. (a)	5,750,000	99,532,500
Total Consumer Durables Sector		179,401,900

Consumer Services Sector - 10.8%
Other Consumer Services - 5.3%
Valvoline, Inc. (a)	2,525,000	99,838,500

Restaurants - 5.5%
Aramark	1,835,000	104,411,500
Total Consumer Services Sector		204,250,000

Distribution Services Sector - 7.1%
Medical Distributors - 4.1%
Henry Schein, Inc. (a)	925,000	77,256,000

Wholesale Distributors - 3.0%
Core & Main, Inc. - Class A (a)	1,195,000	57,658,750
Total Distribution Services Sector		134,914,750

Electronic Technology Sector - 3.3%
Electronic Equipment/Instruments - 3.3%
MSA Safety, Inc.	360,000	62,848,800

Finance Sector - 21.6%
Finance/Rental/Leasing - 5.9%
FirstCash Holdings, Inc.	95,000	20,550,400
OneMain Holdings, Inc.	1,500,000	91,455,000
		112,005,400
Investment Banks/Brokers - 3.2%
Houlihan Lokey, Inc. - Class A	460,000	61,699,800

Life/Health Insurance - 4.0%
Primerica, Inc.	265,000	75,313,000

Major Banks - 4.9%
Zions Bancorp NA	1,345,000	93,060,550

Multi-Line Insurance - 3.6%
White Mountains Insurance Group Ltd.	33,000		68,421,870
Total Finance Sector			410,500,620

Non-Energy Minerals Sector - 3.6%
Forest Products - 3.6%
Louisiana-Pacific Corp.	860,000		67,647,600

Process Industries Sector - 4.6%
Containers/Packaging - 4.6%
AptarGroup, Inc.	695,000		87,014,000

Producer Manufacturing Sector - 21.5%
Auto Parts: OEM - 3.1%
Donaldson Co., Inc.	665,000		59,697,050

Building Products - 8.2%
Carlisle Cos., Inc.	155,000		56,226,250
Fortune Brands Innovations, Inc.	1,005,000		55,174,500
Simpson Manufacturing Co., Inc.	210,000		43,963,500
			155,364,250
Industrial Machinery - 10.2%
Alliance Laundry Holdings, Inc. (a)	1,100,000		29,172,000
Gates Industrial Corp. PLC (a)	3,170,000		88,664,900
Mueller Water Products, Inc. - Class A	2,900,000		74,907,000
			192,743,900
Total Producer Manufacturing Sector			407,805,200

Retail Trade Sector - 2.3%
Specialty Stores - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	500,000		43,610,000

Technology Services Sector - 7.0%
Information Technology Services - 7.0%
Insight Enterprises, Inc. (a)	1,090,000		132,762,000
TOTAL COMMON STOCKS (Cost $1,463,696,843)			1,882,447,670

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	19,333,245		19,333,245
TOTAL MONEY MARKET FUNDS (Cost $19,333,245)			19,333,245

TOTAL INVESTMENTS - 100.2% (Cost $1,483,030,088)			1,901,780,915
Liabilities in Excess of Other Assets - (0.2)%		(0.00166)	(3,143,713)
TOTAL NET ASSETS - 100.0%			$1,898,637,202

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FMI Common Stock Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,882,447,670	$–	$–	$1,882,447,670
Money Market Funds	19,333,245	–	–	19,333,245
Total Investments	$1,901,780,915	$–	$–	$1,901,780,915

Refer to the Schedule of Investments for further disaggregation of investment categories.